UNITED STATES
		     SECURITIES AND EXCHANGE COMMISSION
		          Washington, D.C. 20549

				Form 13F-HR

			     FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: 	 March 31, 2012
					      -----------------------


Check here if Amendment [ ]; Amendment Number:
						-------------
	This Amendment (Check only one.):	[ ] is a restatement.
                                		[ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name: 	   Jaffetilchin Investment Partners, LLC
Address:   15350 N. Florida Ave
	   Tampa, FL 33613


Form 13F File Number: 028-12539

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete,and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:	 Scott Jones
Title:   Compliance Officer
Phone:	 813-963-2500


Signature, Place, and Date of Signing:

/S/ Scott Jones      	Tampa,FL	  5/8/2012
-------------------    -----------	  -------------
[Signature]            [City, State]      [Date]


Report Type (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

					FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:            0
                                        --------------

Form 13F Information Table Entry Total:      120
                                        --------------

Form 13F Information Table Value Total:   77,075.30
                                        --------------
                                          (thousands)



List of Other Included Managers:

NONE


Provide a numbered list of the names and Form 13F file numbers of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

If there are no entries in this list, state NONE and omit the column headings and list entries.

No.    Form 13F File Number    Name
NONE   NONE                    None

										                                   VOTING
Name of Issuer                          TITLE     CUSIP       Value     SHARES/  SH/PRN OR  INVESTMENT   OTHER    AUTHORITY
				        OF CLASS              (x$1000)  PRN AMT  PUT/CALL   DISCRETION 	MANAGERS    SOLE
--------------------------------------- ------- ------------- --------- -------- ---------- ----------  -------- ------------

Advanced Auto Parts Inc			CS	00751Y106	429.74	4,852	    SH		SOLE	N/A	 4,852
Agrium Inc Isin #ca00			CS	008916108	258.16	2,989	    SH		SOLE	N/A	 2,989
Albemarle Corp				CS	012653101	407.17	6,370	    SH		SOLE	N/A	 6,370
Alexion Pharm Inc.			CS	015351109	657.54	7,081	    SH		SOLE	N/A	 7,081
Alliance Data Sys Corp			CS	018581108	845.32	6,711	    SH		SOLE	N/A	 6,711
Altera Corp				CS	021441100	242.19	6,082	    SH		SOLE	N/A	 6,082
Ameresco Inc Com Usd0.0001		CS	02361E108	155.28	11,460	    SH		SOLE	N/A	 11,460
American Cap Agy Corp Com		CS	02503X105	458.99	15,538	    SH		SOLE	N/A	 15,538
American Express Co			CS	025816109	280.79	4,853	    SH		SOLE	N/A	 4,853
Amphenol Corp Cl A			CS	032095101	463.52	7,755	    SH		SOLE	N/A	 7,755
Ansys Inc				CS	03662Q105	254.81	3,919	    SH		SOLE	N/A	 3,919
Apple Inc				CS	037833100     3,791.55	6,324	    SH		SOLE	N/A	 6,324
At&T Inc Com				CS	00206R102	286.02	9,159	    SH		SOLE	N/A	 9,159
Bed Bath & Beyond Inc			CS	075896100	515.51	7,838	    SH		SOLE	N/A	 7,838
Biogen Idec Inc				CS	09062X103	574.18	4,557	    SH		SOLE	N/A	 4,557
Boeing Co				CS	097023105	393.64	5,293	    SH		SOLE	N/A	 5,293
Bristol Myers Squibb			CS	110122108	678.31	20,098	    SH		SOLE	N/A	 20,098
Buckeye Partners L Punit Ltd P		CS	118230101	345.97	5,655	    SH		SOLE	N/A	 5,655
Ca Inc Com				CS	12673P105	961.54	34,889	    SH		SOLE	N/A	 34,889
Cbs Corp New Cl B			CS	124857202	272.40	8,033	    SH		SOLE	N/A	 8,033
Celgene Corp				CS	151020104	950.55	12,262	    SH		SOLE	N/A	 12,262
Cerner Corp				CS	156782104	326.50	4,287	    SH		SOLE	N/A	 4,287
Chesapeake Energy Corporatio		CS	165167107	448.18	19,343	    SH		SOLE	N/A	 19,343
Chevron Corp New			CS	166764100	474.14	4,423	    SH		SOLE	N/A	 4,423
Chipotle Mexican Grill Inc		CS	169656105	557.19	1,333	    SH		SOLE	N/A	 1,333
Cisco Sys Inc				CS	17275R102	215.14	10,172	    SH		SOLE	N/A	 10,172
Coach Inc				CS	189754104	313.29	4,054	    SH		SOLE	N/A	 4,054
Companhia De Bebidasspons Adr		CS	20441W203	273.24	6,613	    SH		SOLE	N/A	 6,613
Compania De Minas Buenaventu		CS	204448104	250.05	6,203	    SH		SOLE	N/A	 6,203
Concho Res Inc				CS	20605P101	235.60	2,308	    SH		SOLE	N/A	 2,308
Ctrip Com Intl Ltd American D		CS	22943F100	212.46	9,818	    SH		SOLE	N/A	 9,818
Cummins Inc Formerlycummins En		CS	231021106	931.51	7,760	    SH		SOLE	N/A	 7,760
Deere & Company				CS	244199105	496.81	6,141	    SH		SOLE	N/A	 6,141
Dell Inc				CS	24702R101	224.63	13,536	    SH		SOLE	N/A	 13,536
Diamond Offshore Drilling I		CS	25271C102	261.33	3,915	    SH		SOLE	N/A	 3,915
Digital Rlty Tr Inc Com			CS	253868103	259.71	3,511	    SH		SOLE	N/A	 3,511
Discover Finl Svcs			CS	254709108	904.71	27,136	    SH		SOLE	N/A	 27,136
Dollar Tree Inc Com			CS	256746108     1,286.95	13,620	    SH		SOLE	N/A	 13,620
Ecolab Inc				CS	278865100	882.53	14,299	    SH		SOLE	N/A	 14,299
Empresa Nacional De Electricid		CS	29244T101	264.66	4,903	    SH		SOLE	N/A	 4,903
Enterprise Products Pptns Lp		CS	293792107	334.67	6,631	    SH		SOLE	N/A	 6,631
Exxon Mobil Corp			CS	30231G102	820.21	9,457	    SH		SOLE	N/A	 9,457
F5 Networks Inc				CS	315616102	268.03	1,986	    SH		SOLE	N/A	 1,986
Family Dollar Store Inc			CS	307000109	748.22	11,824	    SH		SOLE	N/A	 11,824
Fastenal Co				CS	311900104     1,066.80	19,719	    SH		SOLE	N/A	 19,719
Fmc Corp New				CS	302491303	715.30	6,757	    SH		SOLE	N/A	 6,757
Fmc Technologies Inc			CS	30249U101	239.50	4,750	    SH		SOLE	N/A	 4,750
Fomento Economico Mexicano S		CS	344419106	278.24	3,382	    SH		SOLE	N/A	 3,382
Fossil Inc				CS	349882100	325.20	2,464	    SH		SOLE	N/A	 2,464
Genuine Parts Co			CS	372460105	473.91	7,552	    SH		SOLE	N/A	 7,552
Hansen Natural Corp			CS	411310105	570.61	9,190	    SH		SOLE	N/A	 9,190
Home Depot Inc				CS	437076102	513.45	10,206	    SH		SOLE	N/A	 10,206
Hormel George A & Co			CS	440452100	249.95	8,467	    SH		SOLE	N/A	 8,467
Humana Inc				CS	444859102	496.63	5,370	    SH		SOLE	N/A	 5,370
Ihs Inc Com Cl A			CS	451734107	258.38	2,759	    SH		SOLE	N/A	 2,759
Imperial Oil Ltd Com New		CS	453038408	412.96	9,098	    SH		SOLE	N/A	 9,098
Intel Corp				CS	458140100     1,183.89	42,109	    SH		SOLE	N/A	 42,109
Intercontl Hotels Adr Each R		CS	45857P301	422.91	18,213	    SH		SOLE	N/A	 18,213
Intl Business Mach			CS	459200101	690.34	3,309	    SH		SOLE	N/A	 3,309
Intuit Inc				CS	461202103	451.08	7,498	    SH		SOLE	N/A	 7,498
Intuitive Surgical Inc Com Ne		CS	46120E602	929.10	1,715	    SH		SOLE	N/A	 1,715
Ishares Silver Tr Ishares		ETF	46428Q109	691.93	22,050	    SH		SOLE	N/A	 22,050
Ishares Tr S&P U S Pfd Stk In		ETF	464288687     7,333.89	187,856	    SH		SOLE	N/A	 187,856
Johnson & Johnson			CS	478160104	373.86	5,668	    SH		SOLE	N/A	 5,668
Jpmorgan Chase & Co			CS	46625H100	248.89	5,413	    SH		SOLE	N/A	 5,413
Jpmorgan Chase & Co Alerian Ml		ETN	46625H365     7,810.58	199,555	    SH		SOLE	N/A	 199,555
Kansas City Southern			CS	485170302	255.00	3,557	    SH		SOLE	N/A	 3,557
Kraft Foods Inc Cl A			CS	50075N104	274.47	7,221	    SH		SOLE	N/A	 7,221
Lincoln National Corp Ind		CS	534187109	274.25	10,404	    SH		SOLE	N/A	 10,404
Macy's Inc				CS	55616P104	416.97	10,495	    SH		SOLE	N/A	 10,495
Makita Corp Spon Adrfmly Makit		CS	560877300	260.20	6,463	    SH		SOLE	N/A	 6,463
Mastercard Inc Cl A			CS	57636Q104	269.57	641	    SH		SOLE	N/A	 641
Mcdonalds Corp				CS	580135101	463.39	4,724	    SH		SOLE	N/A	 4,724
Microsoft Corp				CS	594918104     1,064.44	33,001	    SH		SOLE	N/A	 33,001
National Oilwell Varco Inc		CS	637071101	416.11	5,236	    SH		SOLE	N/A	 5,236
Netease Com Inc				CS	64110W102     1,312.07	22,583	    SH		SOLE	N/A	 22,583
Nokia Corp Adr				CS	654902204	115.29	21,000	    SH		SOLE	N/A	 21,000
Novo Nordisk A/S Adr Fmly Nov		CS	670100205	759.30	5,474	    SH		SOLE	N/A	 5,474
O Reilly Automotive Inc			CS	67103H107	556.41	6,091	    SH		SOLE	N/A	 6,091
Oceaneering Intl Inc			CS	675232102	925.08	17,166	    SH		SOLE	N/A	 17,166
Oneok Partners L P Unit Ltd P		CS	68268N103	384.38	7,031	    SH		SOLE	N/A	 7,031
Oracle Corporation			CS	68389X105	240.80	8,258	    SH		SOLE	N/A	 8,258
Pall Corp				CS	696429307	625.94	10,497	    SH		SOLE	N/A	 10,497
Panera Bread Company Cl A		CS	69840W108	255.06	1,585	    SH		SOLE	N/A	 1,585
Perrigo Co				CS	714290103	291.85	2,825	    SH		SOLE	N/A	 2,825
Petrochina Co Ltd Spon Adr		CS	71646E100	369.03	2,626	    SH		SOLE	N/A	 2,626
Philip Morris Intl Inc Com		CS	718172109	624.97	7,053	    SH		SOLE	N/A	 7,053
Posco Spon Adr				CS	693483109	222.06	2,653	    SH		SOLE	N/A	 2,653
Precision Castparts Corp		CS	740189105	255.03	1,475	    SH		SOLE	N/A	 1,475
Priceline Com Inc Com New		CS	741503403     1,132.22	1,578	    SH		SOLE	N/A	 1,578
Procter & Gamble Co			CS	742718109	296.97	4,418	    SH		SOLE	N/A	 4,418
Rackspace Hosting Inc Com		CS	750086100	597.55	10,340	    SH		SOLE	N/A	 10,340
Resmed Inc				CS	761152107	258.04	8,348	    SH		SOLE	N/A	 8,348
Rex Energy Corp				CS	761565100	106.80	10,000	    SH		SOLE	N/A	 10,000
Ross Stores Inc				CS	778296103	285.10	4,907	    SH		SOLE	N/A	 4,907
Sigma Aldrich Corp			CS	826552101	255.93	3,503	    SH		SOLE	N/A	 3,503
Spdr Ser Tr Lehman Intl Treas		ETF	78464A516	917.83	15,312	    SH		SOLE	N/A	 15,312
Sprint Nextel Corp Fon Shs		CS	852061100	 28.50	10,000	    SH		SOLE	N/A	 10,000
Starbucks Corp				CS	855244109	928.89	16,620	    SH		SOLE	N/A	 16,620
Streettracks Gold Trgold Shs		CS	78463V107	532.89	3,287	    SH		SOLE	N/A	 3,287
Suntrust Banks Inc			CS	867914103	393.92	16,298	    SH		SOLE	N/A	 16,298
Terra Nitrogen Co L P Com Un		CS	881005201	310.99	1,240	    SH		SOLE	N/A	 1,240
Tim Hortons Inc Com Npv			CS	88706M103	273.75	5,113	    SH		SOLE	N/A	 5,113
Timken Co				CS	887389104	385.32	7,594	    SH		SOLE	N/A	 7,594
Tjx Companies Inc			CS	872540109	203.71	5,130	    SH		SOLE	N/A	 5,130
Tractor Supply Co			CS	892356106	538.47	5,946	    SH		SOLE	N/A	 5,946
Transdigm Group Inc Com			CS	893641100	422.64	3,651	    SH		SOLE	N/A	 3,651
Trimble Nav Ltd				CS	896239100	268.62	4,936	    SH		SOLE	N/A	 4,936
Union Pacific Corp			CS	907818108	543.96	5,061	    SH		SOLE	N/A	 5,061
Vanguard Whitehall Fds High D		ETF	921946406	278.66	5,750	    SH		SOLE	N/A	 5,750
Verisign Inc				CS	92343E102	409.77	10,685	    SH		SOLE	N/A	 10,685
Verizon Communicat			CS	92343V104	410.72	10,743	    SH		SOLE	N/A	 10,743
Visa Inc Com Cl A			CS	92826C839	291.46	2,470	    SH		SOLE	N/A	 2,470
Wal-Mart Stores Inc			CS	931142103	532.09	8,694	    SH		SOLE	N/A	 8,694
Waters Corp				CS	941848103	442.91	4,780	    SH		SOLE	N/A	 4,780
Western Digital Corpdel			CS	958102105	425.49	10,280	    SH		SOLE	N/A	 10,280
Wisdomtree Tr Divid Ex F		ETF	97717W406     3,878.76	70,755	    SH		SOLE	N/A	 70,755
Wisdomtree Tr Intl Divid Ex F		ETF	97717W786	367.79	8,797	    SH		SOLE	N/A	 8,797
Yamana Gold Inc Isin #ca98		CS	98462Y100	227.90	14,590	    SH		SOLE	N/A	 14,590
Yum! Brands Inc				CS	988498101	545.67	7,666	    SH		SOLE	N/A	 7,666

